Schedule of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 58,916	¥ 58,916
Finite-Lived Intangible Assets, Accumulated Amortization	(52,966)	(50,866)
Finite-Lived Intangible Assets, Net	5,950	8,050
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	916	916
Finite-Lived Intangible Assets, Accumulated Amortization	(916)	(916)
Finite-Lived Intangible Assets, Net
Weighted Average Useful Life	3 years	3 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 21,000	¥ 21,000
Finite-Lived Intangible Assets, Accumulated Amortization	(15,050)	(12,950)
Finite-Lived Intangible Assets, Net	¥ 5,950	¥ 8,050
Weighted Average Useful Life	10 years	10 years
Agency Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 18,000	¥ 18,000
Finite-Lived Intangible Assets, Accumulated Amortization	(18,000)	(18,000)
Finite-Lived Intangible Assets, Net
Weighted Average Useful Life	2 years	2 years
Channel Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 19,000	¥ 19,000
Finite-Lived Intangible Assets, Accumulated Amortization	(19,000)	(19,000)
Finite-Lived Intangible Assets, Net
Weighted Average Useful Life	2 years	2 years